Concentrations of Credit Risk and Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2019
Customers [Member]
Concentration Risk [Line Items]
Schedule of concentrations of credit risk and major customers and suppliers
	For the Years Ended December 31,
Customers	2019	2018
IIG Ltd. (Related Party)	-	24%
A	20%	19%
B	*	19%
C	13%	-

*	Less than 10%

Suppliers [Member]
Concentration Risk [Line Items]
Schedule of concentrations of credit risk and major customers and suppliers
	For the Years Ended December 31,
Suppliers	2019	2018
A	-	10%
B	-	15%

*	Less than 10%